Ariel Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 24, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:
ARIEL INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 033-07699
Investment Company Act Registration No: 811-4786
Ariel Fund (S000005024)
Ariel Appreciation Fund (S000005025)
Ariel Focus Fund (S000005026)
Ariel Discovery Fund (S000031125)
Ariel International Fund (S000035291)
Ariel Global Fund (S000035292)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 58 to the Trust’s Registration Statement under the 1933 Act, and Amendment No. 58 to the Trust’s Registration Statement under the 1940 Act, each filed on Form N-1A (collectively, the “Amendment”).  The Amendment is being filed to reflect changes to the investment objective for Ariel International Fund and Ariel Global Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust